Investments in Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	$ 234,319	$ 42,013	$ 265,216	$ 151,969
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	138,860	(9,042)	152,078	21,256
Sierrita Gas Pipeline LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	42,092	(778)	42,092	28,753
Other, net
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	34,707	20,729	34,707	46,128
CH4 Energía, S. A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	9,024	11,049	21,441	22,970
Texas Frontera, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	9,812	19,351	17,304	31,239
Ductos el Peninsular, S. A. P. I. de C. V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	1,024	0	1,024	0
Frontera Brownsville, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	$ (1,200)	$ 704	$ (3,430)	$ 1,623